Summary of restricted stock units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding at beginning	49,254	31,060
Weighted - Average Grant Date Fair Value, beginning	$ 58.95	$ 124.00
Number of shares, Granted	30,120	37,260
Weighted - Average Grant Date Fair Value, Granted	$ 8.57	$ 16.00
Number of shares, Vested	(12,939)	(14,565)
Weighted - Average Grant Date Fair Value, Vested	$ 43.97	$ 119.00
Number of shares, Forfeited	(9,031)	(5,077)
Weighted - Average Grant Date Fair Value, Forfeited	$ 54.02	$ 54.50
Number of shares, Outstanding at ending	57,404	49,254
Weighted - Average Grant Date Fair Value, ending	$ 36.67	$ 58.95